Long Term Investments, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Schedule of Equity Method Investments [Line Items]
Impairment loss from long-term investments	$ 30,007	$ 8,056	$ 129,350
Other Long-term Investments [Member]
Schedule of Equity Method Investments [Line Items]
Impairment loss from long-term investments	$ 30,007	$ 8,056	$ 129,350